ACQUISITION (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) per share	$ (0.15)	$ (0.01)	$ (0.17)	$ (0.04)	$ 0.00	$ 0.00
Weighted average number of shares outstanding	3,115,500	3,115,500	3,115,500	3,115,500	77,887,500	77,887,500
Business Acquisitions [Member]
Revenues, net	$ 1,205,121	$ 1,555,096	$ 4,838,286	$ 5,007,645
Net income (loss) allocable to common shareholders	$ (745,458)	$ 321,429	$ (876,683)	$ (120,071)
Net income (loss) per share	$ (0.24)	$ 0.10	$ (0.28)	$ (0.04)
Weighted average number of shares outstanding	3,115,500	3,115,500	3,115,500	3,115,500